UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                       Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:   October 31

Date of reporting period:   July 31, 2018

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

JULY 31, 2018

(Unaudited)

Shares	Description	Value
COMMON STOCKS & MLP INTERESTS—139.5%
	∎ AIRPORT SERVICES—2.3%
2,850,000	Sydney Airport (Australia)	$14,970,022

	∎ CONSTRUCTION & ENGINEERING—4.8%
3,100,000	Atlas Arteria Ltd. (Australia)	15,062,519
155,000	Vinci SA (France)	15,587,362

		30,649,881

	∎ ELECTRIC, GAS AND WATER—55.5%
363,000	American Electric Power Co., Inc.	25,823,820
13,655,374	AusNet Services (Australia)	16,536,720
763,000	CenterPoint Energy, Inc.	21,730,240
420,000	CMS Energy Corp.	20,302,800
237,000	DTE Energy Co.	25,723,980
839,000	Emera, Inc. (Canada)	27,185,187
3,530,000	Enel SpA (Italy)	19,689,539
1,716,000	Engie SA (France)	27,721,111
492,236	Evergy, Inc.	27,609,517
411,000	Fortis, Inc. (Canada)	13,513,065
3,690,000	Iberdrola SA (Spain)	28,693,959
2,353,083	National Grid plc (United Kingdom)	25,118,948
218,000	NextEra Energy, Inc.	36,523,720
299,000	Orsted A/S (Denmark)	18,439,557
434,000	Public Service Enterprise Group, Inc.	22,377,040

		356,989,203

	∎ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—57.7%
725,944	Antero Midstream GP LP	13,952,644
585,000	BP Midstream Partners LP	12,132,900
480,184	DCP Midstream LP	21,358,584
1,514,519	Energy Transfer Partners LP	31,744,318
953,000	Enterprise Products Partners LP	27,637,000
500,000	GasLog Partners LP (Marshall Islands)	12,575,000
355,500	Genesis Energy LP	8,172,945
1,096,854	Kinder Morgan, Inc.	19,502,064
632,575	MPLX LP	23,044,707
663,000	NGL Energy Partners LP	8,188,050
735,000	Pembina Pipeline Corp. (Canada)	26,442,711
236,000	Phillips 66 Partners LP	12,661,400
870,000	Plains All American Pipeline LP	21,558,600
500,000	Sunoco LP	13,345,000
686,596	Tallgrass Energy LP	16,018,285
549,528	Targa Resources Corp.	28,064,395
573,000	TransCanada Corp. (Canada)	25,772,556
272,000	Western Gas Partners LP	13,907,360
739,000	Williams Cos., Inc. (The)	21,985,250
276,270	Williams Partners LP	12,440,438

		370,504,207

	∎ RAILROADS—5.3%
200,000	Canadian National Railway Co. (Canada)	17,852,942
230,000	CSX Corp.(1)	16,256,400

		34,109,342

	∎ TELECOMMUNICATIONS—13.9%
599,000	BCE, Inc. (Canada)	25,415,570
225,000	Crown Castle International Corp.	24,936,750
1,288,000	Orange SA (France)	22,011,881
6,365,000	Spark New Zealand Ltd. (New Zealand)	16,789,502

		89,153,703

	Total Common Stocks & MLP Interests (Cost $866,731,400)	896,376,358

SHORT-TERM INVESTMENTS—0.5%
	∎ MONEY MARKET MUTUAL FUND—0.5%
3,347,848	BlackRock Liquidity Funds FedFund Portfolio Institutional Shares (seven-day effective yield 1.803%)(2)	3,347,848

	Total Short-term Investments (Cost $3,347,848)	3,347,848

The accompanying notes are an integral part of this Statement of Net Assets.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS — (Continued)

JULY 31, 2018

(Unaudited)

Description	Value
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—140.0% (Cost $870,079,248)	$899,724,206 (3)

∎ WRITTEN CALL OPTIONS—(0.2)%
(See open written option contracts table below)
Total Written Options (Premium received $299,223)	(1,357,000)

TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—139.8% (Cost $869,780,025)	898,367,206
Secured borrowings—(24.9)%	(160,000,000)
Mandatory Redeemable Preferred Shares at liquidation value—(15.6)%	(100,000,000)
Other assets less other liabilities—0.7%	4,383,617

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$642,750,823

(1)	All or a portion segregated for written options.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	All or a portion of the total investments before written options have been pledged as collateral for borrowings.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Open Written Option contracts as of July 31, 2018, were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price	Expiration Date	Value
Call Options
CSX Corp.	2,300	$14,950	$65	8/17/2018	$(1,357,000)

The accompanying notes are an integral part of this Statement of Net Assets.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JULY 31, 2018

(Unaudited)

Sector Weightings *

Oil & Gas Storage, Transportation and Production	41%
Electric, Gas and Water	40
Telecommunications	10
Railroads	4
Construction & Engineering	3
Airport Services	1
Other (includes short-term investment)	1
Total	100%

Country Weightings *

United States	59%
Canada	15
France	7
Australia	5
Spain	3
United Kingdom	3
Italy	2
Denmark	2
New Zealand	2
Marshall Islands	2
Total	100%

Currency Exposure *

United States Dollar	63%
Euro	13
Canadian Dollar	12
Australian Dollar	5
British Pound	3
Danish Krona	2
New Zealand Dollar	2
Total	100%

*	Percentages are based on total investments before written options rather than net assets applicable to common stock.

The accompanying notes are an integral part of this Statement of Net Assets.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JULY 31, 2018

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semiannual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2018:

Level 1
Common stocks & MLP interests	$896,376,358
Money market mutual fund	3,347,848

Total investments before written options	$899,724,206
Written options	(1,357,000)

Total investments after written options	$898,367,206

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1, Level 2, or Level 3 related to securities held at July 31, 2018.

Note 2. Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives and is authorized to write (sell) covered call options, in an attempt to manage such risk and with the purpose of generating realized gains. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price (strike price) at any time during the term of the option. A covered call option is an option written on a security held by the Fund. When a call option is written (sold), the Fund receives a premium (or call premium) from the buyer of such call option and records a liability to reflect its obligation to deliver the underlying security upon the exercise of the call option at the strike price. Fund’s investments in derivatives may represent economic hedges; however, they are not considered to be hedge transactions for financial reporting purposes. During the nine months ended July 31, 2018, the Fund wrote call options on individual stocks held in its portfolio of investments to enhance returns while forgoing some upside potential. The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. All written options have a primary risk exposure of equity price associated with them.

The written option held as of July 31, 2018 as disclosed in the Statement of Net Assets serves as the indicator of the volume of derivative activity for the nine months ended July 31, 2018.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date     September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date     September 21, 2018

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date     September 21, 2018